Shareholders’ Equity (Details) - Schedule of Non-Controlling Interest - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	$ 41,704,011	$ 8,143,570
GMB (Beijing) [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	2,628	3,187
GMB Culture [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	(106)	1,491
GMB Consulting [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	12,765	13,043
Sunrise Tech [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	(19,667)	(13,184)
Sunrise Chenhui [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	32,282
Shidong Cloud [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	37,689	38,463
Sunrise Guxian [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	(189,138)	(83,832)
GMB Technology [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	(191,611)	(189,364)
Sunrise Guizhou [Member]
Schedule of non-controlling interest [Abstract]
Non-controlling interest, Total	$ 42,019,169	$ 8,373,766